Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest rate swaps	$ 131,238	$ 131,112	$ (847,943)
Gain Recognized in Accumulated Other Comprehensive Loss - Effective Portion
Interest rate swaps	$ 131,238	$ 131,112